Offerings - Offering: 1	Jun. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	5,038,087
Proposed Maximum Offering Price per Unit	46.33
Maximum Aggregate Offering Price	$ 233,414,570.71
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,234.55
Offering Note
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based upon the average of the high and low sales prices of the Common Stock on the New York Stock Exchange on June 4, 2026.
The Company previously registered (i) 1,900,000 shares of Common Stock pursuant to the Registration Statement on Form S-8 (File Number 333-287040) filed on May 7, 2025 and (ii) 2,015,000 shares of Common Stock pursuant to the Registration Statement on Form S-8 (File Number 333-271784) filed on May 9, 2023 (collectively, the "Prior Registration Statements"). Any offerings that included the unsold securities registered thereunder have been terminated. The Company expects to offset the registration fee due hereunder by an amount of fees that was previously paid with respect to the Prior Registration Statements pursuant to Rule 457(p) under the Securities Act. The fee previously paid for the Prior Registration Statements was $8,220.32. Pursuant to Rule 457(p) under the Securities Act, $7,834.69 of the previously paid fee remains available for fee offsets by the Registrant as of the date of this Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets $7,834.69 of the registration fee due under this Registration Statement from the fees previously paid in connection with the Prior Registration Statements.